As filed with the Securities and Exchange Commission on October 18, 2017

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 196	☒
and/or REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 198	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl Rafferty Asset Management, LLC 1301 Avenue of the Americas (6th Avenue) 28th Floor	Stacy L. Fuller K&L Gates LLP 1601 K Street, NW Washington, DC 20006
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 9, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 179 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on February 15, 2017, and pursuant to Rule 485(a)(2) would become effective on May 1, 2017.

Post-Effective Amendment No. 185 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 12, 2017 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 187 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 8, 2017 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 188 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 22, 2017 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 189 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 7, 2017 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 190 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 21, 2017 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 191 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 8, 2017 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 192 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 22, 2017 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 193 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 15, 2017 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 194 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 29, 2017 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 195 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 19, 2017 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 196 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 9, 2017 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 196 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 196 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 196 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on October 18, 2017.

DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 196 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chairman of the Board, Chief Executive Officer and Chief Investment Officer	October 18, 2017
Daniel D. O’Neill

/s/ Gerald E. Shanley III*	Trustee	October 18, 2017
Gerald E. Shanley III

/s/ John Weisser*	Trustee	October 18, 2017
John Weisser

/s/ Jacob C. Gaffey*	Trustee	October 18, 2017
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	October 18, 2017
David L. Driscoll

/s/ Eric W. Falkeis*	Trustee and Principal Executive Officer	October 18, 2017
Eric W. Falkeis

/s/ Patrick J. Rudnick*	Principal Financial Officer and Assistant Secretary	October 18, 2017
Patrick J. Rudnick

*By: /s/ Angela Brickl

Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 118 to the Trust’s Registration Statement filed with the SEC on December 22, 2014.